Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Cash flows from operating activities:
Net income	$ 142,449	$ 388,835
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	107,010	101,069
Changes in fair value of commodity hedging instruments	27,082	42,344
Reserve for doubtful accounts	159	90
Share-based Compensation	12,021	8,541
Amortization of loan fees and original issue discount	3,378	3,151
Deferred income taxes	42,825	(7,537)
Excess tax benefit from stock-based compensation	(19)	(848)
Income from equity method investment, net of dividends	5,727	7,793
Gain on disposal of assets, net	902	105
Changes in operating assets and liabilities:
Accounts receivable	(180,945)	(122,725)
Inventories	(111,824)	(57,837)
Prepaid expenses	(51,619)	(22,030)
Other assets	6,117	(34,472)
Accounts payable and accrued liabilities	130,742	4,999
Other long-term liabilities	(3,889)	(3,638)
Net cash provided by operating activities	116,858	292,044
Cash flows from investing activities:
Capital expenditures	156,760	119,545
Use of restricted cash	67,822	98,735
Return of capital from equity method investment	0	5,780
Proceeds from the sale of assets	1,077	897
Net cash used in investing activities	(87,861)	(14,133)
Cash flows from financing activities:
Additions to long-term debt	500,000	300,000
Payments on long-term debt and capital lease obligations	(3,935)	(3,761)
Borrowings on revolving credit facility	215,000	0
Repayments on revolving credit facility	(332,500)	(269,000)
Payments for NTI units	(859,893)	0
Transaction costs for NTI merger	(11,600)	0
Proceeds from issuance of WNRL common units	(92,460)	0
Offering costs for issuance of WNRL common units	(330)	0
Deferred financing costs	11,408	6,820
Purchase of common stock for treasury	(75,000)	(25,000)
Distribution to non-controlling interest holders	(45,742)	(100,287)
Dividends paid	(70,286)	(61,114)
Excess tax benefit from stock-based compensation	19	848
Net cash used in financing activities	(603,215)	(165,134)
Net increase (decrease) in cash and cash equivalents	(574,218)	112,777
Cash and cash equivalents at beginning of period	772,502	431,159
Cash and cash equivalents at end of period	$ 198,284	$ 543,936